Consolidated Statement of Changes in Equity (Restated) - USD ($)	Share capital	Share premium	Shareholders' account	Statutory reserves	Accumulated (losses)/retained earnings	Total
Balance at Dec. 31, 2016	$ 1,361,285		$ 57,039,100		$ (414,359)	$ 57,986,026
Statement Line Items [Line Items]
Reverse acquisition re-nomination with exchange ratio 800,000:1	8,000	(8,000)
Elimination of capital stock of BPGIC FZE	(1,361,285)	1,361,285
Net contribution from the shareholders (note 20)			13,382,336			13,382,336
Loss for the year					(3,747,408)	(3,747,408)
Balance at Dec. 31, 2017	8,000	1,353,285	70,421,436		(4,161,767)	67,620,954
Statement Line Items [Line Items]
Transfer to statutory reserve				680,643	(680,643)
Net distribution to the shareholders (note 20)			(22,703,673)			(22,703,673)
Loss for the year					16,060,652	16,060,652
Balance at Dec. 31, 2018	8,000	1,353,285	47,717,763	680,643	11,218,242	60,977,933
Statement Line Items [Line Items]
Shares issuance in connection with a merger (note 25)	932	114,022,421				114,023,353
Cash election in lieu of shares (note 25)	(128)	(13,599,872)				(13,600,000)
Net contribution by the shareholders (note 20)			23,300,052			23,300,052
Loss for the year					(75,284,923)	(75,284,923)
Balance at Dec. 31, 2019	$ 8,804	$ 101,775,834	$ 71,017,815	$ 680,643	$ (64,066,681)	$ 109,416,415